Costs and expenses by nature	12 Months Ended
Dec. 31, 2020
Costs and expenses by nature
Costs and expenses by nature

(23) Costs and expenses by nature

	2020	2019	2018
Cost of sales	$57,707,566	51,557,351	51,422,376
General, selling and administrative expenses	6,420,397	6,116,620	6,024,406
Total costs and expenses	$64,127,963	57,673,971	57,446,782

Inventory consumption	$44,747,933	39,823,395	40,115,184
Wages and salaries	8,507,124	7,561,229	7,348,795
Freight	5,037,768	5,047,007	4,809,678
Maintenance	2,006,848	1,715,820	1,719,907
Other utility expenses	1,402,459	1,595,993	1,591,920
Depreciation	1,590,303	1,265,391	1,226,917
Depreciation of right-of-use assets	307,757	302,804	—
Leases (1)	119,592	96,825	453,162
Other	408,179	265,507	181,219
Total	$64,127,963	57,673,971	57,446,782

(1)

Leasing expense in 2020 and 2019 includes contracts classified as low value or those with terms less than twelve months. The expense corresponding to the 2018 annual period includes everything previously classified as operating leases under IAS 17 -  Leases, which was replaced by IFRS 16 Leases.